UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--18.1%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.31%, 2/12/07	100,000,000	100,000,000
Banca Monte dei Paschi di Siena SpA (Yankee)
5.31%, 2/5/07	100,000,000	99,999,519
Calyon (Yankee)
5.32%, 5/21/07	100,000,000	100,000,000
Credit Agricole (London)
5.31%, 2/12/07	200,000,000	200,000,000
DEPFA BANK PLC (Yankee)
5.34%, 4/27/07	200,000,000 a	200,000,000
HBOS PLC (London)
5.32%, 5/21/07	88,000,000	88,000,000
HSH Nordbank AG (Yankee)
5.32% - 5.34%, 4/27/07 - 5/21/07	300,000,000 a	300,000,000
Landesbank Baden-Wuerttemberg (London)
5.31%, 2/6/07	150,000,000	150,001,011
Landesbank Hessen-Thueringen Girozentrale (London)
5.32%, 6/13/07	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,338,000,530)		1,338,000,530
Commercial Paper--54.1%

Abbey National North America LLC
5.28%, 1/2/07	100,000,000	99,985,333
Amsterdam Funding Corp.
5.33%, 5/16/07	100,000,000 a	98,053,750
Atlantic Asset Securitization LLC
5.32%, 1/2/07	131,796,000 a	131,776,524
Bank of America Corp.
5.31%, 4/4/07	65,000,000	64,131,367
Beethoven Funding Corp.
5.34%, 2/16/07	44,337,000 a	44,037,023
Calyon North America Inc.
5.30%, 3/6/07	49,000,000	48,544,409
Cancara Asset Securitisation Ltd.
5.34%, 3/20/07	64,333,000 a	63,598,424
CIESCO LLC
5.31%, 2/5/07	100,000,000 a	99,492,986
Citigroup Funding Inc.
5.33%, 2/16/07	250,000,000	248,319,722
Concord Minutemen Capital Co. LLC
5.32%, 2/6/07	101,834,000 a	101,301,917
Cullinan Finance Ltd.
5.30% - 5.34%, 2/6/07 - 3/21/07	99,687,000 a	99,037,349
DEPFA BANK PLC
5.34%, 4/30/07	150,000,000 a	147,421,667
Deutsche Bank Financial LLC

5.25%, 1/2/07	200,000,000	199,970,833
FCAR Owner Trust, Ser. I
5.30%, 3/5/07	123,000,000	121,874,243
FCAR Owner Trust, Ser. II
5.34%, 3/19/07	35,250,000	34,852,664
General Electric Capital Corp.
5.31%, 2/20/07	300,000,000	297,816,667
General Electric Capital Services Inc.
5.31%, 2/20/07	100,000,000	99,272,222
Greenwich Capital Holdings Inc.
5.30%, 1/2/07	200,000,000	199,970,556
Harrier Finance Funding Ltd.
5.34%, 3/21/07	155,000,000 a	153,207,468
HBOS Treasury Services PLC
5.30%, 3/5/07	104,950,000	103,989,445
Intesa Funding LLC
5.28%, 1/2/07	256,155,000	256,117,431
Nordea North America Inc.
5.34%, 4/26/07	50,000,000	49,169,444
Raiffeisen Zentralbank Oesterreich
5.32% - 5.39%, 3/14/07 - 4/4/07	174,415,000	172,368,203
Sheffield Receivables Corp.
5.32%, 1/12/07	113,350,000 a	113,168,514
Sigma Finance Inc.
5.30% - 5.32%, 2/22/07 - 4/4/07	325,000,000 a	322,045,566
Societe Generale N.A. Inc.
5.29%, 3/5/07	53,500,000	53,010,809
Solitaire Funding Ltd.
5.30% - 5.33%, 2/28/07 - 3/16/07	360,000,000 a	356,826,517
WestpacTrust Securities NZ Ltd.
5.30%, 3/15/07	108,310,000 a	107,162,441
Windmill Funding Corp.
5.31%, 1/25/07	125,000,000 a	124,564,583
Total Commercial Paper
(cost $4,011,088,077)		4,011,088,077
Corporate Notes--6.1%

Fifth Third Bancorp
5.33%, 1/23/07	200,000,000 a,b	200,000,000
Links Finance LLC
5.34%, 10/16/07	100,000,000 a,b	99,992,110
Morgan Stanley
5.37%, 1/3/07	150,000,000 b	150,000,000
Total Corporate Notes
(cost $449,992,110)		449,992,110
Time Deposits--20.5%

Branch Banking & Trust Co. (Grand Cayman)
5.00%, 1/2/07	300,000,000	300,000,000
National City Bank, Cleveland, OH (Grand Cayman)
5.00%, 1/2/07	300,000,000	300,000,000
Societe Generale (Grand Cayman)
5.25%, 1/2/07	250,000,000	250,000,000
SunTrust Bank (Grand Cayman)

5.00%, 1/2/07	275,000,000	275,000,000
Svenska Handelsbanken (Grand Cayman)
5.13%, 1/2/07	200,000,000	200,000,000
Wells Fargo Bank, NA (Grand Cayman)
5.00%, 1/2/07	198,000,000	198,000,000
Total Time Deposits
(cost $1,523,000,000)		1,523,000,000
Repurchase Agreements--1.4%

UBS Securities LLC
5.27%, dated 12/29/06, due 1/2/07 in the amount of
$100,058,556 (fully collateralized by $44,745,000
	Federal Home Loan Bank System, Bonds, 4.625%-5.875%,
due 2/18/11-5/3/19, value $44,807,158, $14,565,000
Federal Home Loan Mortgage Corp., Notes, 0%-3.625%,
due 2/15/07-7/9/07, value $14,479,967, $29,562,000
Federal National Mortgage Association, Notes,
0%-5.50%, due 1/2/07-3/22/10, value $29,562,094 and
$11,370,000 Tennessee Valley Authority, Notes, 8.25%,
due 4/15/42, value $13,154,617)
(cost $100,000,000)	100,000,000	100,000,000
Total Investments (cost $7,422,080,717)	100.2%	7,422,080,717
Liabilities, Less Cash and Receivables	(.2%)	(15,111,018)
Net Assets	100.0%	7,406,969,699
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $2,761,686,839 or 37.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
December 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--10.2%	Principal Amount ($)	Value ($)

Chase Bank USA NA
5.29%, 1/30/07	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.30%, 1/18/07	25,000,000	25,000,000
Royal Bank of Scotland PLC (Yankee)
5.28%, 1/16/07	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $75,000,000)		75,000,000
Commercial Paper--20.3%

Abbey National North America LLC
5.28%, 1/2/07	25,000,000	24,996,333
BNP Paribas Finance Inc.
5.30%, 1/2/07	25,000,000	24,996,320
Danske Corp., Delaware
5.29%, 1/29/07	25,000,000	24,897,528
Deutsche Bank Financial LLC
5.25%, 1/2/07	25,000,000	24,996,354
Nordea North America Inc.
5.30%, 1/31/07	25,000,000	24,890,208
Swedbank Mortgage AB
5.31%, 1/24/07	25,000,000	24,915,507
Total Commercial Paper
(cost $149,692,250)		149,692,250
U.S. Government Agencies--7.8%

Federal Home Loan Bank System
4.80%, 1/2/07
(cost $57,692,307)	57,700,000	57,692,307
Time Deposits--5.3%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.12%, 1/2/07
(cost $39,000,000)	39,000,000	39,000,000
Repurchase Agreements--56.8%

Banc of America Securities LLC
5.25%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,833 (fully collateralized by $47,260,000
Federal Home Loan Bank System, Bonds, 3.875%-
4.875%, due 12/14/12-12/13/13, value $46,032,367,
$310,000 Federal Home Loan Mortgage Corp., Notes,
4.75%, due 1/19/16, value $311,798 and $23,450,000
Federal National Mortgage Association, Notes, 6.25%,
due 2/1/11, value $25,056,429)	70,000,000	70,000,000
Barclays Financial LLC
5.27%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,989 (fully collateralized by $71,443,000
Federal Home Loan Bank System, Discount Notes, 0%,
due 1/2/07, value $71,400,134)	70,000,000	70,000,000
Citigroup Global Markets Holdings Inc.

5.25%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,833 (fully collateralized by $69,771,000
Federal National Mortgage Association, Notes, 4.75%,
due 1/2/07, value $71,400,444)	70,000,000	70,000,000
Goldman, Sachs & Co.
5.25%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,833 (fully collateralized by $67,420,000
Federal Home Loan Bank System, Bonds, 0%- 5.08%,
due 2/27/12-3/15/13, value $65,357,486 and $6,060,000
Federal National Mortgage Association, Notes, 5.125%,
due 12/18/09, value $6,043,008)	70,000,000	70,000,000
Morgan Stanley
5.25%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,833 (fully collateralized by $24,000 Federal
Farm Credit System, Bonds, 4.10%-4.125%, due
12/20/07-7/17/09, value $23,856, $13,000 Federal Farm
Credit System, Notes, 0%, due 5/25/07, value $12,730,
$11,000 Federal Home Loan Mortgage Corp., Bonds,
6.75%, due 9/15/29, value $13,452, $456,000 Federal
Home Loan Mortgage Corp., Notes, 0%-6.875%, due
2/15/07-6/5/18, value $456,075, $75,000 Federal National
Mortgage Association, Bonds, 3.125%-6.625%, due
1/15/08-11/15/30, value $78,792, $843,000 Federal
National Mortgage Association, Notes, 0%-7.25%, due
1/8/07-1/15/30, value $853,934, $41,000 Tennessee
Valley Authority, Bonds, 3.375%-7.125%, due 1/15/07-
5/1/30, value $49,297, $12,000 Tennessee Valley
Authority, Notes, 5.375%, due 4/1/56, value
$12,369, $21,273,000 Treasury Inflation Protected
Securities, 2.50%-3.375%, due 1/15/12-7/15/16, value
$23,020,406, $10,000,000 U.S. Treasury Bonds, 9%,
due 11/15/18, value $13,882,792, $18,000,000
U.S. Treasury Notes, 4.875%, due 10/31/08, value
$18,155,618 and $40,944,000 U.S. Treasury
Strips, due 11/15/27, value $14,841,791)	70,000,000	70,000,000
UBS Securities LLC
5.27%, dated 12/29/06, due 1/2/07 in the amount of
$70,040,989 (fully collateralized by $24,175,000
Federal Home Loan Bank System, Bonds, 3.375%-5.75%,
due 7/21/08-9/7/11, value $24,248,612, $24,383,000
Federal Home Loan Mortgage Corp., Notes, 0%-5.875%,
due 7/9/07-2/22/16, value $24,551,862, $12,615,000
Federal National Mortgage Association, Notes, 5.17%,
due 2/23/09, value $12,827,499 and $12,417,000
Federal National Mortgage Association, Strips, due
1/15/12, value $9,776,153)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $420,000,000)		420,000,000
Total Investments (cost $741,384,557)	100.4%	741,384,557
Liabilities, Less Cash and Receivables	(.4%)	(3,299,805)
Net Assets	100.0%	738,084,752

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)